Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2022		$ 758	$ 43,774	$ 10,714,366	$ (10,162,822)		$ 596,076
Balance (in Shares) at Dec. 31, 2022	[1]	7,576,999	437,735,093
Balance (in Shares) at Dec. 31, 2022
Return of founders shares to the Company as part of claim settlement			$ (33,096)			$ 33,096
Return of founders shares to the Company as part of claim settlement (in Shares)	[1]		(330,952,906)
Return of founders shares to the Company as part of claim settlement (in Shares)						330,952,906
Private Placement Investment, net of issuance costs		$ 289	$ 18,636	4,634,279			4,653,204
Private Placement Investment, net of issuance costs (in Shares)	[1]	2,886,364	186,363,631
Settlement of Treasury Stock prior to recapitalization				33,096		$ (33,096)
Settlement of Treasury Stock prior to recapitalization (in Shares)						(330,952,906)
Reverse re-capitalization			$ 20,231	(793,497)			(773,266)
Reverse re-capitalization (in Shares)	[1]		202,308,728
Stock-based compensation				2,253,793			2,253,793
Net Loss					(3,567,883)		(3,567,883)
Balance at Dec. 31, 2023		$ 1,047	$ 49,545	16,842,037	(13,730,705)		3,161,924
Balance (in Shares) at Dec. 31, 2023	[1]	10,463,363	495,454,546
Balance (in Shares) at Dec. 31, 2023
Stock-based compensation				537,197			537,197
Net Loss					(1,308,463)		(1,308,463)
Balance at Mar. 31, 2024		$ 1,047	$ 49,545	17,379,234	(15,039,168)		2,390,658
Balance (in Shares) at Mar. 31, 2024		10,463,363	495,454,546
Balance at Dec. 31, 2023		$ 1,047	$ 49,545	16,842,037	(13,730,705)		3,161,924
Balance (in Shares) at Dec. 31, 2023	[1]	10,463,363	495,454,546
Balance (in Shares) at Dec. 31, 2023
Net Loss							(4,642,188)
Balance at Sep. 30, 2024		$ 585	$ 95,699	18,651,071	(18,372,893)		374,462
Balance (in Shares) at Sep. 30, 2024		5,847,937	956,997,116
Balance at Dec. 31, 2023		$ 1,047	$ 49,545	16,842,037	(13,730,705)		3,161,924
Balance (in Shares) at Dec. 31, 2023	[1]	10,463,363	495,454,546
Balance (in Shares) at Dec. 31, 2023
Stock-based compensation				2,246,033			2,246,033
Conversion of Series A Preferred Stock into Common Stock		$ (462)	$ 46,154	(45,692)
Conversion of Series A Preferred Stock into Common Stock (in Shares)	[1]	(4,615,426)	461,542,570
Net Loss					(5,775,951)		(5,775,951)
Balance at Dec. 31, 2024		$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	[1]	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Balance at Mar. 31, 2024		$ 1,047	$ 49,545	17,379,234	(15,039,168)		2,390,658
Balance (in Shares) at Mar. 31, 2024		10,463,363	495,454,546
Stock-based compensation				774,428			774,428
Net Loss					(1,506,790)		(1,506,790)
Balance at Jun. 30, 2024		$ 1,047	$ 49,545	18,153,662	(16,545,958)		1,658,296
Balance (in Shares) at Jun. 30, 2024		10,463,363	495,454,546
Stock-based compensation				543,101			543,101
Conversion of Series A Preferred Stock into Common Stock		$ (462)	$ 46,154	(45,692)
Conversion of Series A Preferred Stock into Common Stock (in Shares)		(4,615,426)	461,542,570
Net Loss					(1,826,935)		(1,826,935)
Balance at Sep. 30, 2024		$ 585	$ 95,699	18,651,071	(18,372,893)		374,462
Balance (in Shares) at Sep. 30, 2024		5,847,937	956,997,116
Balance at Dec. 31, 2024		$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	[1]	5,847,937	956,997,116
Stock-based compensation				23,193			23,193
Net Loss					(576,123)		(576,123)
Balance at Mar. 31, 2025		$ 585	$ 95,699	19,065,571	(20,082,779)		(920,924)
Balance (in Shares) at Mar. 31, 2025		5,847,937	956,997,116
Balance at Dec. 31, 2024		$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	[1]	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Net Loss							(1,988,989)
Balance at Sep. 30, 2025		$ 585	$ 95,699	19,081,548	(21,495,645)		(2,317,813)
Balance (in Shares) at Sep. 30, 2025		5,847,363	956,997,116
Balance at Mar. 31, 2025		$ 585	$ 95,699	19,065,571	(20,082,779)		(920,924)
Balance (in Shares) at Mar. 31, 2025		5,847,937	956,997,116
Stock-based compensation				15,977			15,977
Net Loss					(759,338)		(759,338)
Balance at Jun. 30, 2025		$ 585	$ 95,699	19,081,548	(20,842,117)		(1,664,285)
Balance (in Shares) at Jun. 30, 2025		5,847,363	956,997,116
Stock-based compensation
Net Loss					(653,528)		(653,528)
Balance at Sep. 30, 2025		$ 585	$ 95,699	$ 19,081,548	$ (21,495,645)		$ (2,317,813)
Balance (in Shares) at Sep. 30, 2025		5,847,363	956,997,116

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1